Accounting information and policies - Going Concern Narrative (Details) - Jun. 30, 2023 € in Millions, $ in Billions	EUR (€)	USD ($)
Euro | European debt issuance programme
Schedule Of Going Concern [Line Items]
Notional amounts | €	€ 500
US dollar | US shelf programme
Schedule Of Going Concern [Line Items]
Notional amounts | $		$ 2